VARIABLE INTEREST ENTITY - Schedule of Amounts Recognized in Balance Sheet (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total current assets	$ 718,040	$ 418,725	$ 501,443
Total assets	2,693,802	2,107,049	1,432,474
Total current liabilities	1,571,630	1,167,923	469,936
Total liabilities	3,453,547	3,112,840	1,117,867
Atlas
Total current assets	223,470	94,474	88,491
Total assets	599,864	562,322	439,742
Total current liabilities	215,007	140,365	84,800
Total liabilities	$ 415,007	$ 629,365	$ 521,800